[ING LOGO]

AMERICAS

US Legal Services


ANN H. BIERUT
PARALEGAL
(860) 273-0241
FAX: (860) 273-9407
BierutAH@ING-AFS.com

May 2, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Filing Desk

RE: ING LIFE INSURANCE AND ANNUITY COMPANY AND ITS VARIABLE ANNUITY ACCOUNT C POST-EFFECTIVE AMENDMENT NO. 26 TO REGISTRATION STATEMENT ON FORM N-4 PROSPECTUS TITLE: IRA & SEP - INDIVIDUAL DEFERRED VARIABLE ANNUITY
        CONTRACTS FOR INDIVIDUAL RETIREMENT ANNUITIES (SECTION 408(b)) AND SIMPLIFIED EMPLOYEE PENSION PLANS (SECTION 408(k))
      FILE NOS.  33-75988* AND 811-2513

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 26 to the Registration Statement on Form N-4 for Variable Annuity Account C of Aetna Life Insurance and Annuity Company that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No. 26 which was declared effective on May 1, 2002. The text of Post-Effective Amendment No. 26 was filed electronically on April 15, 2002.

If you have any questions regarding this submission, please call the undersigned at 860-273-0241

Sincerely,

/s/ Ann H. Bierut

Ann H. Bierut


--------
* Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in prospectuses relating to the securities covered by the following earlier Registration Statements: 33-75972; 33-76024; and 33-89858.



Hartford Site                           ING North America Insurance Corporation
151 Farmington Avenue, TS31
Hartford, CT 06156-8975